Nature of Operations and Organization (Tables)	12 Months Ended
Dec. 31, 2019
NATURE OF OPERATIONS AND ORGANIZATION [Abstract]
Information of all subsidiaries and VIEs
Name of Entity	Date of Incorporation/acquisition	Place of Incorporation/ Acquisition	Effective Interest held
Subsidiaries:
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands(“BVI”)	100%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	The People’s Republic of China (“PRC”)	100%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong Special Administrative Region (“Hong Kong”)	100%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	100%
Beijing Sogou Network Technology Co., Ltd. (“Sogou Network”)	Incorporated on March 29, 2012	PRC	100%
Sogou Technology Hong Kong Limited (“Sogou Technology HK”)	Incorporated on August 25, 2015	Hong Kong	100%
Tianjin Sogou Network Technology Co., Ltd. (“Tianjin Sogou Network”)	Incorporated on May 18, 2017	PRC	100%
Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	PRC	100%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. (“Sogou Hangzhou”)	Incorporated on April 28, 2018	PRC	100%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. (“Sogou Financing Guarantee”)	Incorporated on July 24, 2019	PRC	100%
VIEs:
Beijing Sogou Information Service Co., Ltd. (“Sogou Information”)	Incorporated on December 28, 2005	PRC	100%
Beijing Shi Ji Si Su Technology Co., Ltd. (“Shi Ji Si Su”)	Acquired on April 2, 2015	PRC	100%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	PRC	100%
Consolidated Trust (Note 3(g)—Financing Receivables, Net)	Incorporated on December 2, 2019	PRC	100%